Basis of Presentation and General Information	12 Months Ended
Dec. 31, 2011
Basis of Presentation and General Information and Significant Accounting Policies [Abstract]
Basis of Presentation and General Information
1.	Basis of Presentation and General Information

The accompanying consolidated financial statements include the accounts of FreeSeas Inc. and its wholly owned subsidiaries (collectively, the “Company” or “FreeSeas”). FreeSeas, formerly known as Adventure Holdings S.A., was incorporated in the Marshall Islands on April 23, 2004 for the purpose of being the ultimate holding company of ship-owning companies. The management of FreeSeas’ vessels is performed by Free Bulkers S.A. (the “Manager”), a Marshall Islands company that is controlled by the Chief Executive Officer of FreeSeas (see Note 4).

Effective October 1, 2010, the Company effected a five-to-one reverse stock split on its issued and outstanding common stock (Note 13). All share and per share amounts disclosed in the Financial Statements give effect to this reverse stock split retroactively, for all periods presented.

During the year ended December 31, 2011, the Company owned and operated seven Handysize dry bulk carriers (one of which was sold on May 13, 2011), two Handymax dry bulk carriers (one of which was sold on November 8, 2011) and had an order for the construction of two Handysize dry bulk carriers (see Note 7). As of December 31, 2011, FreeSeas is the sole owner of all outstanding shares of the following subsidiaries:

Company	% Owned	M/V	Type	Dwt	Year Built/ Expected Year of Delivery	Date of Acquisition	Date of Disposal

Adventure Two S.A.	100%	Free Destiny	Handysize	25,240	1982	08/04/04	08/27/10

Adventure Three S.A.	100%	Free Envoy	Handysize	26,318	1984	09/29/04	05/13/11

Adventure Four S.A.	100%	Free Fighter	Handysize	38,905	1982	06/14/05	04/27/07

Adventure Five S.A.	100%	Free Goddess	Handysize	22,051	1995	10/30/07	N/A

Adventure Six S.A.	100%	Free Hero	Handysize	24,318	1995	07/03/07	N/A

Adventure Seven S.A.	100%	Free Knight	Handysize	24,111	1998	03/19/08	N/A

Adventure Eight S.A.	100%	Free Jupiter	Handymax	47,777	2002	09/05/07	N/A

Adventure Nine S.A.	100%	Free Impala	Handysize	24,111	1997	04/02/08	N/A

Adventure Ten S.A.	100%	Free Lady	Handymax	50,246	2003	07/07/08	11/08/11

Adventure Eleven S.A.	100%	Free Maverick	Handysize	23,994	1998	09/01/08	N/A

Adventure Twelve S.A.	100%	Free Neptune	Handysize	30,838	1996	08/25/09	N/A

Adventure Fourteen S.A.	100%	Hull 1	Handysize	33,600	2012	N/A	N/A

Adventure Fifteen S.A.	100%	Hull 2	Handysize	33,600	2012	N/A	N/A